Other Investments - Schedule of Other Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Investments [Abstract]
Investment in financial assets measure at FVTPL	$ 5	$ 1,000